Securities Sold Under Repurchase Agreements - Summary of Securities Sold Under Repurchase Agreements (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	R$ 15,638,407	R$ 6,640,694
National treasury notes [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	8,533,113	1,153,547
National Treasury Bills [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	5,653,994	5,142,881
Financial Treasury Bills [member]
Disclosure of Detailed Information on Securities Sold under Repurchase Agreements [Line Items]
Financial Liabilities at Amortised Cost Securities Sold Under Repurchase Agreements	R$ 1,451,300	R$ 344,266